Information Age Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 93.08%


Security                     Shares          Value
------------------------------------------------------
Advertising -- 3.15%
------------------------------------------------------
Catalina Marketing Corp.       5,000      $   251,250
Omnicom Group, Inc.           16,000          794,000
True North
   Communications, Inc.       24,000          480,000
------------------------------------------------------
                                          $ 1,525,250
------------------------------------------------------

Broadcasting and  Cable -- 8.57%
------------------------------------------------------
Benpres Holdings GDR*         32,000      $   280,000
Lin Television Corp.          17,000          705,500
Providence Journal Co.
   Class A                     5,000          160,000
TCA Cable TV, Inc.            15,000          480,000
Television Broadcasts,
   Ltd.*                     230,000          980,152
Westinghouse Electric,
   Corp.                      35,000          603,750
Yorkshire-Tyne Tees TV
   Holdings*                  45,000          937,010
------------------------------------------------------
                                          $ 4,146,412
------------------------------------------------------

Business Services - Miscellaneous -- 3.65%
------------------------------------------------------
ADT Ltd.                      30,000         $652,500
Corporate Express, Inc.       10,000          187,500
E*Trade Group, Inc.           15,000          360,000
Interim Services, Inc.        15,000          566,250
------------------------------------------------------
                                          $ 1,766,250
------------------------------------------------------

Communications Services -- 13.70%
------------------------------------------------------
British Telecommunications
   PLC*                      125,000      $   866,584
Cable and Wireless PLC*      145,000        1,177,699
Itochu Corp.*                 50,000          246,832
Korea Mobile Telecom
   Corp.*                        299          302,045
Nippon Telegraph and
   Telephone Corp.*               70          499,730
Orbital Sciences Corp.        35,000          603,750
Pathe SA*                      2,100          526,429
PT Telekomunikasi*           160,000          278,624
STET*                        300,000        1,272,791
Telco Communications
   Group                      25,000          453,125
Worldcom, Inc.                15,000          399,375
------------------------------------------------------
                                          $ 6,626,984
------------------------------------------------------

Computer Software -- 9.37%
------------------------------------------------------
Computer Associates
   International, Inc.        16,000      $   696,000
Informix Corp.                33,000          573,375
Misys PLC*                    33,000          661,333
Oracle Corp.                  18,000          706,500
Oxford Molecular Group
   PLC*                       50,000      $   366,593
Primark Corp.                 20,000          497,500
USCS International, Inc.      22,000          456,500
VTECH Holdings Ltd.*         330,000          571,414
------------------------------------------------------
                                          $ 4,529,215
------------------------------------------------------

Computers and Business Equipment -- 3.44%
------------------------------------------------------
Auspex Systems, Inc.          35,000      $   406,875
DSC Communications            15,000          315,000
Informatics Ltd.*            547,000          262,852
Jacor Communications,
   Inc.                       10,000          294,375
Shiva Corp.                   23,000          382,375
------------------------------------------------------
                                          $ 1,661,477
------------------------------------------------------

Consumer Services -- 1.23%
------------------------------------------------------
CUC International, Inc.       25,000      $   596,875
------------------------------------------------------
                                          $   596,875
------------------------------------------------------

Electronics - Instruments -- 13.05%
------------------------------------------------------
Avimo Group Ltd.*            200,000      $   251,140
Electric and Eltek
   International*          2,200,000          562,522
Hitachi Ltd.*                 65,000          561,812
Mitsumi Electric Co.,
   Ltd.*                      31,000          579,680
Philips Electronics NV*       24,000        1,083,724
Roland*                        3,000           52,358
Samsung Electronics*           3,300          270,634
Samsung Electronics GDR*2      1,205           53,924
Sumitomo Electric
   Industries*                45,000          632,038
Tandberg Television ASA*      92,000        1,042,104
Thermo Electron Corp.         20,000          682,500
Venture Manufacturing*       200,000          538,758
------------------------------------------------------
                                          $ 6,311,194
------------------------------------------------------

Electronics - Semiconductors -- 0.88%
------------------------------------------------------
Intel Corp.                    3,000      $   425,625
------------------------------------------------------
                                          $   425,625
------------------------------------------------------

Entertainment -- 6.22%
------------------------------------------------------
Carmike Cinemas, Inc.         20,000         $512,500
EMI Group PLC*                35,000          658,074
Sony Corp.*                   19,100        1,382,596
Yoshimoto Kogyo*              42,000          453,771
------------------------------------------------------
                                          $ 3,006,941
------------------------------------------------------


                       See notes to financial statements

Information Age Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                     Shares          Value
------------------------------------------------------
------------------------------------------------------
Information Services -- 14.75%

Affiliated Computer
   Services                   30,000      $   618,750
Automatic Data
   Processing, Inc.           22,000          937,750
Bisys Group, Inc.             20,000          625,000
Ceridian Corp.1               16,000          626,000
Computer Sciences Corp.       11,000          742,500
DST Systems, Inc.             25,000          821,875
Fiserv Inc.                   17,000          556,750
IDX Systems Corp.             15,000          472,500
Reuters Holdings PLC*        100,000        1,070,450
Sungard Data Systems,
   Inc.                       13,000          659,750
------------------------------------------------------
                                          $ 7,131,325
------------------------------------------------------

Miscellaneous -- 2.84%
------------------------------------------------------
Boston Scientific Corp.1       5,000      $   331,250
Eastman Kodak Co.              7,000          627,375
Healthdyne Technologies       30,000          416,250
------------------------------------------------------
                                          $ 1,374,875
------------------------------------------------------

Publishing -- 12.23%
------------------------------------------------------
Dow Jones & Co., Inc.         20,000         $802,500
EMAP*                         25,000          314,048
Flammarion SA*                15,000          724,129
John Fairfax Holdings*       250,000          600,117
McGraw-Hill, Inc.             15,000          778,125
Oriental Press Group*1       158,000            8,366
Pearson PLC*                 105,000        1,315,577
Springer Alex Verlag AG*         800          557,698
Star Publications
   (Malaysia)*               185,000          812,122
------------------------------------------------------
                                          $ 5,912,682
------------------------------------------------------

Total Common Stocks
   (identified cost $40,768,644)          $45,015,105
------------------------------------------------------

Preferred Stocks -- 1.86%

Publishing -- 1.85%
------------------------------------------------------
News Corp., Ltd.*            199,500         $901,993
------------------------------------------------------
                                             $901,993
------------------------------------------------------

Total Preferred Stocks
   (identified cost $749,858)                $901,993
------------------------------------------------------

Short-Term Investments -- 8.24%


                                           Principle
                                           Amount
Security                                   (000 omitted)  Value
----------------------------------------------------------------------
American General Finance Corp., 5.32%,
   3/10/97                                 $  861,000     $   859,855
CIT Group Holdings, 5.40%, 3/3/97           2,000,000       1,999,400
GE Capital Co., 5.27%, 3/5/97               1,126,000       1,125,341
----------------------------------------------------------------------

Total Short-Term Investments
   (identified cost $3,984,596)                           $ 3,984,596
----------------------------------------------------------------------
Total Investments -- 103.18%
   (identified cost $45,503,098)                          $49,901,694
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.18)%                 $(1,537,764)
----------------------------------------------------------------------

Net Assets -- 100%                                        $48,363,930
----------------------------------------------------------------------

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
*  Foreign Security
1  Non-income producing security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1997, the value of these securities amounted to $53,924 or 0.1% of net assets.

                       See notes to financial statements

Information Age Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 1997
Assets
----------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $45,503,098)                 $ 49,901,694
Cash                                                     3,172
Receivable for investments sold                        694,051
Dividends and interest receivable                       23,832
Deferred organization expenses (Note 1C)                 4,592
----------------------------------------------------------------
Total assets                                      $ 50,627,341
----------------------------------------------------------------


Liabilities
----------------------------------------------------------------
Payable for investments purchased                 $  2,056,634
Payable for open forward foreign
   currency contracts                                  168,019
Payable to affiliate for Trustees' fees (Note 2)         1,097
Accrued expenses                                        37,661
----------------------------------------------------------------
Total liabilities                                 $  2,263,411
----------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                          $ 48,363,930
----------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                $ 43,969,041
Net unrealized appreciation of
   investments and foreign currency
   transactions (computed on the basis
   of identified cost)                               4,394,889
----------------------------------------------------------------
Total                                             $ 48,363,930
----------------------------------------------------------------

Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $18,787)         $    167,894
Interest income                                         40,037
----------------------------------------------------------------
Total income                                      $    207,931
----------------------------------------------------------------


Expenses
----------------------------------------------------------------
Investment adviser fee (Note 2)                   $    174,311
Administration fee (Note 2)                             57,605
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)            4,136
Custodian fee                                           84,480
Legal and accounting services                           13,152
Amortization of organization expenses (Note 1C)            619
Miscellaneous                                            2,814
----------------------------------------------------------------
Total expenses                                    $    337,117
----------------------------------------------------------------

Net investment loss                               $   (129,186)
----------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                                 $  2,664,808
   Foreign currency transactions                       (25,377)
----------------------------------------------------------------
Net realized gain on investment transactions      $  2,639,431
----------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investment (identified cost basis)             $  1,925,219
   Foreign currency transactions                        (3,896)
----------------------------------------------------------------
Net change in unrealized appreciation             $  1,921,323
----------------------------------------------------------------

Net realized and unrealized gain on investments   $  4,560,754
----------------------------------------------------------------

Net increase in net assets from operations        $  4,431,568
----------------------------------------------------------------

                       See notes to financial statements

Information Age Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                        Six Months Ended
Increase (Decrease)                     February 28, 1997    Year Ended
in Net Assets                           (Unaudited)          August 31, 1996*
--------------------------------------------------------------------------------
From operations --
    Net investment income (loss)             $   (129,186)      $     19,131

    Net realized gain (loss) on
        investment transactions                 2,639,431           (269,074)

    Net change in unrealized
        appreciation                            1,921,323          2,473,566
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                          $  4,431,568       $  2,223,623
-------------------------------------------------------------------------------
Capital transactions --

    Contributions                            $  9,685,489       $ 47,226,307

    Withdrawals                                (8,456,512)        (6,846,545)
-------------------------------------------------------------------------------
Net increase in net assets from
    capital transactions                     $  1,228,977       $ 40,379,762
-------------------------------------------------------------------------------
Net increase in net assets                   $  5,660,545       $ 42,603,385
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $ 42,703,385       $    100,000
-------------------------------------------------------------------------------
At end of period                             $ 48,363,930       $ 42,703,385
-------------------------------------------------------------------------------

* For the period from the start of business, September 18, 1995, to August 31, 1996.





                       See notes to financial statements

Information Age Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                           Six Months Ended
                                           February 28, 1997   Year Ended
                                           (Unaudited)         August 31, 1996*
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                             1.46%+           1.52%+

Net investment income (loss)                        (0.56)%+          0.07%+

Portfolio Turnover                                     95%             115%
--------------------------------------------------------------------------------
Average commission rate paid per share /(1)/      $0.0137          $0.0303

--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $48,364          $42,703

--------------------------------------------------------------------------------

  * For the period from the start of business, September 18, 1995, to August 31, 1996.

  +   Annualized.

/(1)/ Average commission rate paid per share is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.




                       See notes to financial statements

Information Age Portfolio  as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
--------------------------------------------------------------------------------
   Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

   C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

Information Age Portfolio  as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

   K Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM, (the Advisers) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $174,311. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $57,605. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1997, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $42,906,185 and $44,452,932, respectively.

Information Age Portfolio  as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, are as follows:


     Aggregate cost                         $45,503,098
------------------------------------------------------------
     Gross unrealized appreciation          $ 5,641,287
------------------------------------------------------------
     Gross unrealized depreciation           (1,242,691)
------------------------------------------------------------
     Net unrealized appreciation            $ 4,398,596
------------------------------------------------------------

5  Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments
--------------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at February 28,1997.

7  Line of Credit
--------------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

Information Age Portfolio

     Officers                      Independent Trustees

     James B. Hawkes               Hon. Edward K.Y. Chen
     President and Trustee         Professor and Director, Center for
                                   Asian Studies, University of Hong Kong
     William Chisholm
     Vice President                Donald R. Dwight
                                   President, Dwight Partners, Inc.
     Michel Normandeau             Chairman, Newspapers of New England, Inc.
     Vice President
                                   Samuel L. Hayes, III
     Raymond O'Neill               Jacob H. Schiff Professor of Investment
     Vice President                Banking, Harvard University Graduate School
                                   of Business Administration
     Duncan W. Richardson
     Vice President and            Norton H. Reamer
     Co-Portfolio Manager          President and Director, United Asset
                                   Management Corporation
     Hon. Robert Lloyd George
     Vice President, Trustee and   John L. Thorndike
     Co-Portfolio Manager          Formerly Director, Fiduciary Company
                                   Incorporated
     James L. O'Connor
     Treasurer                     Jack L. Treynor
                                   Investment Adviser and Consultant
     Thomas Otis
     Secretary